Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions [Abstract]
Reconciliation of change of reclamation and waste provisions
Reclamation Waste disposal Total
Beginning of year $ 1,189,600 $ 9,322 $ 1,198,922
Changes in estimates and discount rates [note 8]
Capitalized in property, plant and equipment (54,020) - (54,020)
Recognized in earnings [note 8] (8,407) 503 (7,904)
Provisions used during the period (19,024) (518) (19,542)
Unwinding of discount [note 19] 21,347 98 21,445
Effect of movements in exchange rates (2,527) - (2,527)
End of period $ 1,126,969 $ 9,405 $ 1,136,374
Current $ 45,013 $ 1,352 $ 46,365
Non-current 1,081,956 8,053 1,090,009
$ 1,126,969 $ 9,405 $ 1,136,374

Reclamation provisions	2021 2020 Uranium $ 900,482 $ 937,992 Fuel services 226,487 251,608 Total $ 1,126,969 $ 1,189,600